Other financial assets - Additional Information (Details) - COP ($) $ in Billions		12 Months Ended
	Mar. 21, 2024	Dec. 31, 2025
Non-delivery forward | Currency risk
Other financial assets
Short-term financing		$ 127
Option contract | Cash flow hedging
Other financial assets
Short-term financing		$ 92
McDermott International Ltd | Series B Non voting preferred stock
Other financial assets
Number of shares issued as a plan of restructuring	75,000	75,000